Goodwill and Other Intangible Assets (Details) - Schedule of definite-lived other intangible assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Other Intangible Assets (Details) - Schedule of definite-lived other intangible assets [Line Items]
Other intangible assets, gross	$ 857	$ 857
Less – accumulated amortization	(217)	(96)
Total Intangible assets	640	761
Functional currency translation adjustments	62
Other intangible assets, net	702	761
Core technology [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of definite-lived other intangible assets [Line Items]
Other intangible assets, gross	312	312
Customer Relationships [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of definite-lived other intangible assets [Line Items]
Other intangible assets, gross	$ 545	$ 545